Variable Interest Entities - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)
Variable Interest Entity [Line Items]
Total assets | ¥		¥ 16,673,390		¥ 15,834,331
Total liabilities | ¥		13,541,502		¥ 12,900,614
Aggregate amount of losses recorded on balance sheet			$ 189.0
Acquisition date	Jun. 29, 2012
Pictures
Variable Interest Entity [Line Items]
Subsidiaries committed to make payments contracts | ¥		138,586
Aggregate amount of losses recorded on balance sheet			50.0
Variable Interest Entity Two
Variable Interest Entity [Line Items]
Total assets | ¥		28,493
Total liabilities | ¥		¥ 2,459
Variable interest entity, not primary beneficiary | Maximum
Variable Interest Entity [Line Items]
Guaranty obligation			260.5
Third Party Investor Music Publishing Subsidiary
Variable Interest Entity [Line Items]
Subsidiaries committed to make payments contracts			$ 750.0
Purchase commitment, amount	$ 733.0
Ownership interest used as collateral, Percent		50.00%	50.00%
Third Party Investor Music Publishing Subsidiary | Minimum
Variable Interest Entity [Line Items]
Fair value of assets held by trust			$ 260.5
Variable interest entity
Variable Interest Entity [Line Items]
Total assets | ¥		¥ 128,831
Total liabilities | ¥		¥ 58,782
Net investment related to VIE			187.9
Net receivable related to VIE			1.3
Variable interest entity | Maximum
Variable Interest Entity [Line Items]
Guaranteed annual dividend for third party investor			$ 17.3